INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property
Operating investment properties at fair value	$ 11,300	$ 13,900
Investment property pledged as security	61,900	70,400
Borrowing costs capitalised	249	258
Commercial developments
Disclosure of detailed information about investment property
Construction in progress	758	857
Construction and other related costs capitalised	730	815
Borrowing costs capitalised	$ 28	$ 42
Capitalisation rate of borrowing costs eligible for capitalisation (percent)	1.20%	1.80%